Direxion Monthly High Yield Bull 1.2X Fund

Schedule of Investments (Unaudited)

November 30, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 80.0%
435,499	iShares iBoxx $ High Yield Corporate Bond ETF(a)	$37,592,274
349,598	SPDR® Bloomberg Barclays High Yield Bond ETF(a)	37,592,273

	TOTAL INVESTMENT COMPANIES (Cost $72,962,301)	$75,184,547

SHORT TERM INVESTMENTS - 5.8%
Money Market Funds - 5.8%
5,470,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(b)(c)	$5,470,000

	TOTAL SHORT TERM INVESTMENTS (Cost $5,470,000)	$5,470,000

	TOTAL INVESTMENTS (Cost $78,432,301) - 85.8%	$80,654,547
	Other Assets in Excess of Liabilities - 14.2%	13,321,699

	TOTAL NET ASSETS - 100.0%	$93,976,246

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,470,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	0.9965% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2020	387,190	$36,982,051	$584,580

Direxion Monthly NASDAQ-100® Bull 1.25X Fund

Schedule of Investments (Unaudited)

November 30, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 0.2%
90	Invesco QQQ Trust Series 1(a)	$26,966

	TOTAL INVESTMENT COMPANIES (Cost $17,146)	$26,966

SHORT TERM INVESTMENTS - 17.4%
Money Market Funds - 17.4%
2,090,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(b)(c)	$2,090,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,090,000)	$2,090,000

	TOTAL INVESTMENTS (Cost $2,107,146) - 17.6%	$2,116,966
	Other Assets in Excess of Liabilities - 82.4%	9,908,304

	TOTAL NET ASSETS - 100.0%	$12,025,270

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,090,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	0.8465% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2020	672	$8,045,806	$197,308
Total return of NASDAQ-100® Index	0.4955% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	10/26/2021	551	6,579,436	182,181

					$14,625,242	$379,489

Direxion Monthly NASDAQ-100® Bear 1.25X Fund

Schedule of Investments (Unaudited)

November 30, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 60.3%
Money Market Funds - 60.3%
122,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(a)(b)	$122,000

	TOTAL SHORT TERM INVESTMENTS (Cost $122,000)	$122,000

	TOTAL INVESTMENTS (Cost $122,000) - 60.3%	$122,000
	Other Assets in Excess of Liabilities - 39.7%	80,316

	TOTAL NET ASSETS - 100.0%	$202,316

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $122,000.

Short Total Return Swap Contracts (Unaudited)

November 30, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.2465% representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Bank of America Merrill Lynch	12/8/2020	17	$191,631	(17,145)
0.2965% representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Credit Suisse International	12/18/2020	148	41,453	(2,873)

					$233,084	$(20,018)

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund

Schedule of Investments (Unaudited)

November 30, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 9.4%
Money Market Funds - 9.4%
630,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(a)(b)	$630,000

	TOTAL SHORT TERM INVESTMENTS (Cost $630,000)	$630,000

	TOTAL INVESTMENTS (Cost $630,000) - 9.4%	$630,000
	Other Assets in Excess of Liabilities - 90.6%	6,048,068

	TOTAL NET ASSETS - 100.0%	$6,678,068

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $630,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of ICE U.S. Treasury 25+ Year Bond Index	0.2965% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2020	66,314	$8,965,865	$48,891

Direxion Monthly 25+ Year Treasury Bear 1.35X Fund

Schedule of Investments (Unaudited)

November 30, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 14.8%
Money Market Funds - 14.8%
30,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(a)(b)	$30,000

	TOTAL SHORT TERM INVESTMENTS (Cost $30,000)	$30,000

	TOTAL INVESTMENTS (Cost $30,000) - 14.8%	$30,000
	Other Assets in Excess of Liabilities - 85.2%	172,092

	TOTAL NET ASSETS - 100.0%	$202,092

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,000.

Short Total Return Swap Contracts (Unaudited)

November 30, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.1165% representing 1 month LIBOR rate + spread	Total return of ICE U.S. Treasury 25 + Year Bond Index	Credit Suisse International	12/11/2020	2,007	$273,614	$787

Direxion Monthly NASDAQ-100® Bull 2X Fund

Schedule of Investments (Unaudited)

November 30, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 10.1%
139,420	Invesco QQQ Trust Series 1(a)	$41,773,020

	TOTAL INVESTMENT COMPANIES (Cost $25,512,337)	$41,773,020

SHORT TERM INVESTMENTS - 18.4%
Money Market Funds - 18.4%
76,574,199	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(b)(c)	$76,574,199

	TOTAL SHORT TERM INVESTMENTS (Cost $76,574,199)	$76,574,199

	TOTAL INVESTMENTS (Cost $102,086,536) - 28.5%	$118,347,219
	Other Assets in Excess of Liabilities - 71.5%	296,881,284

	TOTAL NET ASSETS - 100.0%	$415,228,503

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $76,574,199.

Long Total Return Swap Contracts (Unaudited)

November 30, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	0.4965% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	16,961	$132,597,356	$75,910,976
Total return of NASDAQ-100® Index	0.5465% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	13,078	156,560,129	3,953,555
Total return of NASDAQ-100® Index	0.8465% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2020	34,253	405,722,298	14,611,071

					$694,879,783	$94,475,602

Direxion Monthly S&P 500® Bull 2X Fund

Schedule of Investments (Unaudited)

November 30, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 7.8%
21,000	iShares Core S&P 500 ETF(a)	$7,629,720

	TOTAL INVESTMENT COMPANIES (Cost $6,011,109)	$7,629,720

SHORT TERM INVESTMENTS - 17.2%
Money Market Funds - 17.2%
16,930,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(b)(c)	$16,930,000

	TOTAL SHORT TERM INVESTMENTS (Cost $16,930,000)	$16,930,000

	TOTAL INVESTMENTS (Cost $22,941,109) - 25.0%	$24,559,720
	Other Assets in Excess of Liabilities - 75.0%	73,795,532

	TOTAL NET ASSETS - 100.0%	$98,355,252

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,930,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	0.6965% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2020	52,215	$185,770,133	$3,491,599

Direxion Monthly S&P 500® Bear 2X Fund

Schedule of Investments (Unaudited)

November 30, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 48.6%
Money Market Funds - 48.6%
3,850,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(a)(b)	$3,850,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,850,000)	$3,850,000

	TOTAL INVESTMENTS (Cost $3,850,000) - 48.6%	$3,850,000
	Other Assets in Excess of Liabilities - 51.4%	4,068,228

	TOTAL NET ASSETS - 100.0%	$7,918,228

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,850,000.

Short Total Return Swap Contracts (Unaudited)

November 30, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.4765% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Credit Suisse International	12/10/2020	4,373	$14,969,471	$(895,710)

Direxion Monthly Small Cap Bull 2X Fund

Schedule of Investments (Unaudited)

November 30, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 8.1%
6,500	iShares Russell 2000 ETF(a)	$1,176,630

	TOTAL INVESTMENT COMPANIES (Cost $959,244)	$1,176,630

SHORT TERM INVESTMENTS - 19.6%
Money Market Funds - 19.6%
2,830,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(b)(c)	$2,830,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,830,000)	$2,830,000

	TOTAL INVESTMENTS (Cost $3,789,244) - 27.7%	$4,006,630
	Other Assets in Excess of Liabilities - 72.3%	10,444,811

	TOTAL NET ASSETS - 100.0%	$14,451,441

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,830,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Russell 2000® Index	0.5301% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	15,233	$28,212,737	$(485,892)

Direxion Monthly Small Cap Bear 2X Fund

Schedule of Investments (Unaudited)

November 30, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 53.2%
Money Market Funds - 53.2%
1,600,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(a)(b)	$1,600,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,600,000)	$1,600,000

	TOTAL INVESTMENTS (Cost $1,600,000) - 53.2%	$1,600,000
	Other Assets in Excess of Liabilities - 46.8%	1,405,648

	TOTAL NET ASSETS - 100.0%	$3,005,648

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,600,000.

Short Total Return Swap Contracts (Unaudited)

November 30, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.2765% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse International	12/10/2021	3,303	$5,829,578	$(186,404)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund

Schedule of Investments (Unaudited)

November 30, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 40.1%
100,000	iShares 7-10 Year Treasury Bond ETF(a)	$12,039,000

	TOTAL INVESTMENT COMPANIES (Cost $11,298,400)	$12,039,000

SHORT TERM INVESTMENTS - 32.9%
Money Market Funds - 32.9%
9,879,997	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(b)(c)	$9,879,997

	TOTAL SHORT TERM INVESTMENTS (Cost $9,879,997)	$9,879,997

	TOTAL INVESTMENTS (Cost $21,178,397) - 73.0%	$21,918,997
	Other Assets in Excess of Liabilities - 27.0%	8,077,163

	TOTAL NET ASSETS - 100.0%	$29,996,160

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,879,997.

Long Total Return Swap Contracts (Unaudited)

November 30, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares 7-10 Year Treasury Bond ETF	0.4455% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	9/15/2021	398,347	$48,261,614	$(293,294)

Direxion Monthly 7-10 Year Treasury Bear 2X Fund

Schedule of Investments (Unaudited)

November 30, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 25.5%
Money Market Funds - 25.5%
410,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(a)(b)	$410,000

	TOTAL SHORT TERM INVESTMENTS (Cost $410,000)	$410,000

	TOTAL INVESTMENTS (Cost $410,000) - 25.5%	$410,000
	Other Assets in Excess of Liabilities - 74.5%	1,199,418

	TOTAL NET ASSETS - 100.0%	$1,609,418

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $410,000.

Short Total Return Swap Contracts (Unaudited)

November 30, 2020

Terms of Payments to be Received/ (Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
(0.1035)% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/17/2020	26,738	$3,224,260	$3,725

Direxion Monthly Emerging Markets Bull 2X Fund

Schedule of Investments (Unaudited)

November 30, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 6.7%
12,000	iShares MSCI Emerging Markets ETF(a)	$584,760

	TOTAL INVESTMENT COMPANIES (Cost $468,108)	$584,760

SHORT TERM INVESTMENTS - 36.4%
Money Market Funds - 36.4%
3,170,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01%(b)(c)	$3,170,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,170,000)	$3,170,000

	TOTAL INVESTMENTS (Cost $3,638,108) - 43.1%	$3,754,760
	Other Assets in Excess of Liabilities - 56.9%	4,942,341

	TOTAL NET ASSETS - 100.0%	$8,697,101

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,170,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Emerging Markets ETF	0.3801% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	344,978	$17,147,691	$(337,827)

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

November 30, 2020

Shares/Principal		Fair Value
COMMON STOCKS - 49.7%
Banks - 3.9%
16,655	JPMorgan Chase & Co.	$1,963,291
45,295	U.S. Bancorp	1,957,197

		3,920,488

Beverages - 4.1%
13,985	PepsiCo, Inc.	2,017,057
41,085	The Coca-Cola Co.	2,119,986

		4,137,043

Capital Markets - 2.7%
17,140	Houlihan Lokey, Inc.	1,110,329
10,745	Intercontinental Exchange, Inc.	1,133,705
22,065	StoneCastle Financial Corp.	431,592

		2,675,626

Commercial Services & Supplies - 2.0%
20,485	Republic Services, Inc.	1,981,309

Electric Utilities - 1.0%
13,500	NextEra Energy, Inc.	993,465

Equity REITs - 1.4%
8,320	Crown Castle International Corp.	1,394,182

Food & Staples Retailing - 2.3%
15,250	Wal-Mart Stores, Inc.	2,330,048

Health Care Providers & Services - 1.7%
5,000	UnitedHealth Group, Inc.	1,681,700

Household Durables - 1.0%
14,150	Nintendo Co., Ltd. (Japan)(a)	1,003,943

Household Products - 1.4%
16,790	Colgate-Palmolive Co.	1,437,896

IT Services - 5.3%
6,000	Accenture PLC (Ireland)	1,494,540
26,745	Booz Allen Hamilton Holding Corp.	2,321,199
19,610	Thomson Reuters Corp. (Canada)	1,555,661

		5,371,400

Machinery - 2.3%
13,390	Caterpillar, Inc.	2,324,370

Media - 2.1%
41,970	Comcast Corp.	2,108,573

Metals & Mining - 1.9%
16,570	Reliance Steel & Aluminum Co.	1,951,946

Mortgage REITs - 2.2%
70,280	AGNC Investment Corp.	1,073,878
138,265	Annaly Capital Management, Inc.	1,106,120

		2,179,998

Multiline Retail - 3.6%
9,840	Dollar General Corp.	2,150,827
23,745	The TJX Companies, Inc.	1,508,045

		3,658,872

Oil, Gas & Consumable Fuels - 1.9%
21,430	Chevron Corp.	1,868,267

Road & Rail - 2.0%
8,250	Norfolk Southern Corp.	1,955,415
Semiconductors & Semiconductor Equipment - 2.1%
14,915	Analog Devices, Inc.	2,074,378

Software - 2.8%
13,255	Microsoft Corp.	2,837,498

Technology Hardware, Storage & Peripherals - 2.0%
16,965	Apple, Inc.	2,019,683

	TOTAL COMMON STOCKS (Cost $41,624,444)	$49,906,100

INVESTMENT COMPANIES - 19.2%
50,085	Energy Select Sector SPDR Fund	$1,841,125
32,410	Fidelity MSCI Consumer Discretionary Index ETF	2,203,556
46,285	Invesco Dynamic Credit Opportunities Fund	477,661
24,380	iShares JP Morgan USD Emerging Markets Bond ETF	2,785,415
189,335	iShares Preferred & Income Securities ETF	7,143,610
71,470	Nuveen Credit Strategies Income Fund	449,546
6,275	Vanguard Emerging Markets Government Bond ETF	509,216
46,495	Vanguard Short-Term Corporate Bond ETF	3,866,989

	TOTAL INVESTMENT COMPANIES (Cost $18,746,870)	$19,277,118

CORPORATE BONDS - 17.5%
Aerospace & Defense - 1.0%
	General Dynamics Corp.
900,000	3.25%, 04/01/2025	$993,380

Biotechnology - 1.7%
	AbbVie, Inc.
1,085,000	2.90%, 11/06/2022	1,134,718
	Amgen, Inc.
500,000	2.60%, 08/19/2026	542,920

		1,677,638

Capital Markets - 3.4%
	B Riley Financial, Inc.
12,545	6.50%, 09/30/2026	310,238
	Capital Southwest Corp.
9,000	5.95%, 12/15/2022	226,620
	Fidus Investment Corp.
15,435	6.00%, 02/15/2024	390,891
	Gladstone Capital Corp.
19,345	5.38%, 11/01/2024	489,235
	Hercules Capital, Inc.
19,535	5.25%, 04/30/2025	495,017
	MVC Capital, Inc.
20,120	6.25%, 11/30/2022	508,030
	Saratoga Investment Corp.
20,065	6.25%, 08/31/2025	518,662
	TriplePoint Venture Growth BDC Corp.
19,635	5.75%, 07/15/2022	500,070

		3,438,763

Chemicals - 0.5%
	Air Products & Chemicals, Inc.
450,000	3.35%, 07/31/2024	492,076

Communications Equipment - 1.0%
	Cisco Systems, Inc.
885,000	3.63%, 03/04/2024	976,276

Food & Staples Retailing - 1.2%
	Walmart, Inc.
1,100,000	3.40%, 06/26/2023	1,184,010

Interactive Media & Services - 0.4%
	Alphabet, Inc.
400,000	3.38%, 02/25/2024	438,274

Internet & Direct Marketing Retail - 0.7%
	Amazon.com, Inc.
145,000	3.80%, 12/05/2024	162,599
	Amazon.com, Inc.
500,000	0.80%, 06/03/2025	507,489

		670,088

Pharmaceuticals - 2.2%
	Gilead Sciences, Inc.
600,000	0.75%, 09/29/2023	602,035
	GlaxoSmithKline Capital PLC (United Kingdom)
970,000	2.85%, 05/08/2022	1,005,370

	Pfizer, Inc.
650,000	0.80%, 05/28/2025	657,194

		2,264,599

Semiconductors & Semiconductor Equipment - 1.1%
	Intel Corp.
1,025,000	3.10%, 07/29/2022	1,072,615

Software - 3.0%
	Microsoft Corp.
1,000,000	3.63%, 12/15/2023	1,094,814
	Oracle Corp.
680,000	2.50%, 10/15/2022	708,290
	salesforce.com, Inc.
1,165,000	3.25%, 04/11/2023	1,242,922

		3,046,026

Technology Hardware, Storage & Peripherals - 1.3%
	Apple, Inc.
1,150,000	2.90%, 09/12/2027	1,289,240

	TOTAL CORPORATE BONDS (Cost $16,990,267)	$17,542,985

PREFERRED STOCKS - 4.9%
Banks - 1.0%
	Pinnacle Financial Partners, Inc.(a)
18,085	6.75%, 09/01/2025	$491,912
	Wintrust Financial Corp.(a)
18,125	6.88%, 7/15/2025	501,337

		993,249

Capital Markets - 3.0%
	Ares Management Corp.
30,800	7.00%, 06/30/2021	803,880
	Atlantic Union Bankshares Corp.(a)
17,950	6.88%, 09/01/2025	484,650
	First Horizon Corp.
14,700	6.63%, 08/01/2025	406,896
	Gladstone Investment Corp.
19,080	6.38%, 08/31/2025	473,757
	Oaktree Capital Group LLC
14,000	6.63%, 06/15/2023	381,780
	WesBanco, Inc.(a)
18,015	6.75%, 11/15/2025	500,997

		3,051,960

Equity REITs - 0.4%
	Gladstone Commercial Corp.
16,260	6.63%, 10/31/2024	421,947

Insurance - 0.5%
	Argo Group International Holdings, Ltd.
19,450	7.00%, 09/15/2025	504,533

	TOTAL PREFERRED STOCKS (Cost $4,631,845)	$4,971,689

	Total Investments - 91.3% (Cost $81,993,426)	$91,697,892
	Other Assets in Excess of Liabilities - 8.7%	8,790,842

	Total Net Assets - 100.0%	$100,488,734

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income	producing security.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLP (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly High Yield Bull 1.2X Fund	$75,184,547	$5,470,000	$13,922,174	$584,580	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	26,966	2,090,000	10,377,026	379,489	—
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	122,000	94,551	—	(20,018)
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	630,000	2,447,630	48,891	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	30,000	146,996	787	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	41,773,020	76,574,199	289,442,418	94,475,602	—
Direxion Monthly S&P 500® Bull 2X Fund	7,629,720	16,930,000	74,696,261	3,491,599	—
Direxion Monthly S&P 500® Bear 2X Fund	—	3,850,000	5,570,370	—	(895,710)
Direxion Monthly Small Cap Bull 2X Fund	1,176,630	2,830,000	12,454,894	—	(485,892)
Direxion Monthly Small Cap Bear 2X Fund	—	1,600,000	1,820,630	—	(186,404)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	12,039,000	9,879,997	8,399,460	—	(293,294)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	410,000	975,468	3,725	—
Direxion Monthly Emerging Markets Bull 2X Fund	584,760	3,170,000	5,229,862	—	(337,827)

For further information regarding each asset class, see each Fund’s Schedule of Investments.

*	Total return swap contracts are valued at the unrealized appreciation/(depreciation).

Hilton Tactical Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$49,906,100	$—	$—	$49,906,100
Investment Companies	19,277,118	—	—	19,277,118
Corporate Bonds	—	17,542,985	—	17,542,985
Preferred Stocks	4,971,689	—	—	4,971,689

For further detail on each asset class, see Schedule of Investments.